Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2020 and 2021, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Initial cost basis	2,654,055	2,285,439	358,635
Cumulative unrealized gains	235,258	329,768	51,748
Cumulative unrealized losses (including impairment)	(247,468)	(270,421)	(42,435)

Total carrying amount	2,641,845	2,344,786	367,948

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	7,024	38,595	94,510	14,831
Gross unrealized losses (downward adjustments excluding impairment)	—	(495)	—	—

Net unrealized gains on equity securities held	7,024	38,100	94,510	14,831
Net realized gains on equity securities sold	—	—	—	—

Total net gains recognized in other income, net	7,024	38,100	94,510	14,831